Inventories	12 Months Ended
Dec. 31, 2019
Inventory, Net [Abstract]
Inventories
7.	Inventories:

	December 31, 2019	December 31, 2018

Finished goods	$2,618	$3,288
Work in process	768	586
Raw materials	1,940	1,947
Inventories	$5,326	$5,821
Less: current	(3,563)	(4,158)

Long-term inventories	$1,763	$1,663
During the year ended December 31, 2019, the Company had a write-down of inventory of $159 (2018 – $340; 2017 - $295).